Earnings Per Share Attributable to Federated Investors, Inc. Shareholders	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share Attributable to Federated Investors, Inc. Shareholders
Earnings Per Share attributable to Federated Investors, Inc. Shareholders
The following table sets forth the computation of basic and diluted earnings per share using the two-class method for amounts attributable to Federated Investors, Inc. for the years ended December 31:

in thousands, except per share data	2013	2012	2011
Numerator – Basic
Net income attributable to Federated Investors, Inc.	$162,177	$188,088	$150,906
Less: Total income available to participating unvested restricted shareholders[1]	(6,065)	(8,400)	(4,922)
Total net income attributable to Federated Common Stock[2]	$156,112	$179,688	$145,984
Numerator – Diluted
Net income attributable to Federated Investors, Inc.	$162,177	$188,088	$150,906
Less: Total income available to participating unvested restricted shareholders[1]	(6,065)	(8,400)	(4,921)
Total net income attributable to Federated Common Stock[2]	$156,112	$179,688	$145,985
Denominator
Basic weighted-average common shares outstanding	100,668	100,313	100,609
Dilutive potential shares from stock options	1	0	23
Diluted weighted-average common shares outstanding	100,669	100,313	100,632
Earnings per share
Net income attributable to Federated Common Stock - Basic and Diluted[2]	$1.55	$1.79	$1.45

1	Income available to participating unvested restricted shareholders includes dividends paid on unvested restricted shares and their proportionate share of undistributed earnings.

2	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.
For the year ended December 31, 2013, fewer than 50 thousand stock option awards were not included in the computation of diluted earnings per share. For the years ended December 31, 2012 and 2011, 0.2 million and 0.7 million stock option awards, respectively, were not included in the computation of diluted earnings per share for each year. In all cases, these options were antidilutive because the exercise price was greater than the average market price of Federated Class B common stock for each respective year. In the event the awards become dilutive, these shares would be included in the calculation of diluted earnings per share and would result in a proportional amount of dilution.